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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File No.:   811-58433

MARSHALL FUNDS, INC.
___________________________________________________________

(Exact Name of Registrant as Specified in Charter)

1000 North Water Street

Milwaukee, Wisconsin 53202
___________________________________________________________
(Address of Principal Executive Offices, including Zip Code)

John M. Blaser

M&I Investment Management Corp.

1000 North Water Street

Milwaukee, Wisconsin 53202
___________________________________________________________
(Name and Address of Agent for Service)

Copies to:

Cameron Avery, Esq.

Bell, Boyd & Lloyd

Three First National Plaza

70 West Madison Street, Suite 3300

Chicago, Illinois 60602-4207

Registrant's Telephone Number, including Area Code:  (414) 287-8750

Date of Fiscal Year End: August 31

Date of Reporting Period: July 1, 2003 – June 30, 2004

Explanatory Note:  This Form N-PX/A relates only to the funds listed herein.

Item 1.  Proxy Voting Record

Marshall Intermediate Bond Fund

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

Marshall Short-Term Income Fund

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

Marshall Money Market Fund

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

Marshall Government Money Market Fund

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARSHALL FUNDS, INC. (Registrant)

By:	/s/ John M. Blaser
John M. Blaser
President

Date:	November 9, 2004